Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)		Dec. 31, 2017 USD ($)
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	€ 276,748		€ 207,240	[1]		€ 273,820	[1]
Current and non current financial assets	1,727		1,313			760
Total	278,474		208,553			274,581
Denominated in EUR
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	139,863		206,199			270,210
Current and non current financial assets	1,614		1,303			729
Total	€ 141,477		€ 207,502			€ 270,939
Denominated in USD
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents | $		$ 136,884			$ 1,041			$ 3,611
Current and non current financial assets | $		113			10			31
Total | $		$ 136,997			$ 1,051			$ 3,642

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.